CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital [1]	Accumulated deficit	Statutory reserves	Accumulated other comprehensive income (loss)	Total Kaixin Auto Holdings' shareholders' equity (deficit)	Non-controlling interest	Total
Balance at beginning at Dec. 31, 2017		$ 2	[1]	$ 18,652	$ (56,858)	$ 4,004	$ 978	$ (33,222)	$ 34,653	$ 1,431
Balance at beginning (in shares) at Dec. 31, 2017	[1]	24,984,300
CHANGES IN EQUITY (DEFICIT)
Other comprehensive income							2,553	2,553	(2,149)	404
Noncontrolling interest arising from acquisitions							(2,588)	(2,588)	6,048	3,460
Disposal of subsidiaries				2,039			439	2,478	(10,621)	(8,143)
Capital contribution from noncontrolling interest shareholders				6,346				6,346	4,792	11,138
Foreign currency translation adjustments										404
Contribution from Renren Inc.				2,476				2,476		2,476
Stock-based compensation				9,046				9,046		9,046
Net loss					(89,215)			(89,215)	(317)	(89,532)
Balance at ending at Dec. 31, 2018		$ 2	[1]	38,559	(146,073)	4,004	1,382	(102,126)	32,406	(69,720)
Balance at ending (in shares) at Dec. 31, 2018	[1]	24,984,300
CHANGES IN EQUITY (DEFICIT)
Other comprehensive income							(4,222)	(4,222)	(327)	(4,549)
Noncontrolling interest arising from acquisitions										1,512
Reverse recapitalization		$ 3	[1]	(5,050)				(5,047)		(5,047)
Reverse recapitalization (Shares)	[1]	28,719,425
Issuance of units and conversion of rights to ordinary shares				7,500				7,500		7,500
Issuance of units and conversion of rights to ordinary shares (in shares)	[1]	825,000
Beneficial conversion feature of a convertible loan				2,128				2,128		2,128
Conversion of convertible loans to units and ordinary shares				21,219				21,219		21,219
Conversion of convertible loans to units and ordinary shares (in shares)	[1]	2,300,000
Conversion of rights to ordinary shares upon the reverse recapitalization (in shares)	[1]	2,116,401
Liabilities waived by Renren Inc.				76,007				76,007		76,007
Issuance of restricted shares (in shares)	[1]	205,215
Foreign currency translation adjustments										(4,549)
Contingent liabilities assumed by Renren Inc.				42,542				42,542		42,542
Disposal of a dealership				81				81	701	782
Acquisition of interest in a dealership held by noncontrolling shareholders				(187)				(187)	(1,325)	(1,512)
Contribution from Renren Inc.				109				109		109
Stock-based compensation				3,704				3,704		3,704
Net loss					(46,116)			(46,116)	(22,952)	(69,068)
Balance at ending at Dec. 31, 2019		$ 5	[1]	186,450	(192,189)	4,004	(2,840)	(4,570)	7,101	2,531
Balance at ending (in shares) at Dec. 31, 2019	[1]	59,150,341
CHANGES IN EQUITY (DEFICIT)
Other comprehensive income										408
Liabilities waived by Renren Inc.										(4,213)
Loan from Shareholder Value Fund ("SVF") convertedinto ordinary shares		$ 1	[1]	4,213				4,214		4,214
Loan from Shareholder Value Fund ("SVF") convertedinto ordinary shares (in shares)	[1]	4,213,629
Issuance of ordinary shares to EarlyBird Capital				1,000				1,000		1,000
Issuance of ordinary shares to EarlyBird Capital (in shares)	[1]	450,000
Issuance of ordinary shares to KX Venturas 4 LLC (in shares)	[1]	4,000
Issuance of ordinary shares for ESOP shares (in shares)	[1]	294,885
Foreign currency translation adjustments							(68)	(68)	476	408
Beneficial conversion feature of preferred shares				1,310				1,310		1,310
Stock-based compensation				3,362				3,362		3,362
Net loss					(5,303)			(5,303)	(17)	(5,320)
Balance at ending at Dec. 31, 2020		$ 6	[1]	$ 196,335	$ (197,492)	$ 4,004	$ (2,908)	$ (55)	$ 7,560	$ 7,505
Balance at ending (in shares) at Dec. 31, 2020	[1]	64,112,855

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization discussed in Note 1(a)